Loans, Impaired Loans and Troubled debt restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Contract Quarter	Dec. 31, 2012 Contract
Impaired Loans [Abstract]
Period for performing appraisal of loans	12 months
Period for borrower to pledge additional security, maximum	90 days
Period of payment history, minimum	9 months
Recorded Investment [Abstract]
With no related allowance recorded	$ 32,044,000	$ 46,014,000
With an allowance recorded	36,812,000	41,562,000
Total recorded investment	68,856,000	87,576,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	35,563,000	50,788,000
With an allowance recorded	37,800,000	42,808,000
Total unpaid principal balance	73,363,000	93,596,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	1,941,000	1,706,000
Total related allowance	1,941,000	1,706,000
Average Recorded Investment	77,188,000	93,233,000
Interest Income Recognized	2,314,000	3,142,000
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Number of projected future quarters under review	4
Performing TDRs	32,900,000	40,000,000
Allowance for performing TDRs	1,100,000	1,400,000
Non-Performing TDRs	18,100,000	27,100,000
Allowance for nonperforming TDRs	71,000	8,000
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	22
Pre-Modification Recorded Investment	0	22,938,000
Post-Modification Recorded Investment	0	22,938,000
Number of TDRs with subsequent payment default	1	21
Subsequent Default, Recorded Investment	187,000	22,181,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	22,938,000
Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	13,808,000
Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	380,000
Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	8,750,000
Commercial and Industrial [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	2
Pre-Modification Recorded Investment	0	750,000
Post-Modification Recorded Investment	0	750,000
Number of TDRs with subsequent payment default	0	1
Subsequent Default, Recorded Investment	0	603,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	750,000
Commercial and Industrial [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	500,000
Commercial and Industrial [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial and Industrial [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	250,000
Residential Real Estate Construction [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	1
Pre-Modification Recorded Investment	0	415,000
Post-Modification Recorded Investment	0	415,000
Number of TDRs with subsequent payment default	1	1
Subsequent Default, Recorded Investment	187,000	1,004,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	415,000
Residential Real Estate Construction [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Construction [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Construction [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	415,000
Commercial Real Estate Construction [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	11
Pre-Modification Recorded Investment	0	9,938,000
Post-Modification Recorded Investment	0	9,938,000
Number of TDRs with subsequent payment default	0	10
Subsequent Default, Recorded Investment	0	8,508,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	9,938,000
Commercial Real Estate Construction [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	8,008,000
Commercial Real Estate Construction [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Construction [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	1,930,000
Commercial Real Estate Mortgage - Owner Occupied [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	1
Pre-Modification Recorded Investment	0	3,220,000
Post-Modification Recorded Investment	0	3,220,000
Number of TDRs with subsequent payment default	0	0
Subsequent Default, Recorded Investment	0	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	3,220,000
Commercial Real Estate Mortgage - Owner Occupied [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	3,220,000
Commercial Real Estate Mortgage - Owner Occupied [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Mortgage - Owner Occupied [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Mortgage - Non-owner Occupied [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	3
Pre-Modification Recorded Investment	0	4,067,000
Post-Modification Recorded Investment	0	4,067,000
Number of TDRs with subsequent payment default	0	3
Subsequent Default, Recorded Investment	0	4,779,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	4,067,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	1,156,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	2,911,000
Residential Real Estate Mortgage - 1-4 Family [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	3
Pre-Modification Recorded Investment	0	4,168,000
Post-Modification Recorded Investment	0	4,168,000
Number of TDRs with subsequent payment default	0	5
Subsequent Default, Recorded Investment	0	4,020,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	4,168,000
Residential Real Estate Mortgage - 1-4 Family [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	924,000
Residential Real Estate Mortgage - 1-4 Family [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Mortgage - 1-4 Family [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	3,244,000
Residential Real Estate Mortgage -Multifamily [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	1
Pre-Modification Recorded Investment	0	380,000
Post-Modification Recorded Investment	0	380,000
Number of TDRs with subsequent payment default	0	1
Subsequent Default, Recorded Investment	0	3,267,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	380,000
Residential Real Estate Mortgage -Multifamily [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Mortgage -Multifamily [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	380,000
Residential Real Estate Mortgage -Multifamily [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	0
Pre-Modification Recorded Investment	0	0
Post-Modification Recorded Investment	0	0
Number of TDRs with subsequent payment default	0	0
Subsequent Default, Recorded Investment	0	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial and Industrial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	0	248,000
With an allowance recorded	622,000	500,000
Total recorded investment	622,000	748,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	315,000
With an allowance recorded	622,000	500,000
Total unpaid principal balance	622,000	815,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	131,000	10,000
Total related allowance	131,000	10,000
Average Recorded Investment	622,000	776,000
Interest Income Recognized	31,000	18,000
Real estate construction [Member] | Residential [Member]
Recorded Investment [Abstract]
With no related allowance recorded	780,000	800,000
With an allowance recorded	187,000	187,000
Total recorded investment	967,000	987,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,521,000	2,126,000
With an allowance recorded	661,000	661,000
Total unpaid principal balance	2,182,000	2,787,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	21,000	24,000
Total related allowance	21,000	24,000
Average Recorded Investment	1,476,000	1,898,000
Interest Income Recognized	0	57,000
Real estate construction [Member] | Commercial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	9,568,000	12,891,000
With an allowance recorded	2,168,000	1,988,000
Total recorded investment	11,736,000	14,879,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	9,592,000	12,891,000
With an allowance recorded	2,225,000	2,045,000
Total unpaid principal balance	11,817,000	14,936,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	290,000	96,000
Total related allowance	290,000	96,000
Average Recorded Investment	12,023,000	14,933,000
Interest Income Recognized	128,000	202,000
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	787,000	876,000
With an allowance recorded	5,752,000	5,718,000
Total recorded investment	6,539,000	6,594,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	842,000	1,031,000
With an allowance recorded	5,782,000	5,748,000
Total unpaid principal balance	6,624,000	6,779,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	331,000	216,000
Total related allowance	331,000	216,000
Average Recorded Investment	6,557,000	6,854,000
Interest Income Recognized	301,000	251,000
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	10,853,000	19,228,000
With an allowance recorded	22,234,000	29,187,000
Total recorded investment	33,087,000	48,415,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	13,153,000	22,027,000
With an allowance recorded	22,234,000	29,187,000
Total unpaid principal balance	35,387,000	51,214,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	801,000	1,053,000
Total related allowance	801,000	1,053,000
Average Recorded Investment	38,859,000	51,883,000
Interest Income Recognized	1,386,000	2,007,000
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Recorded Investment [Abstract]
With no related allowance recorded	9,892,000	8,945,000
With an allowance recorded	5,430,000	3,605,000
Total recorded investment	15,322,000	12,550,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	10,084,000	9,372,000
With an allowance recorded	5,857,000	4,290,000
Total unpaid principal balance	15,941,000	13,662,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	338,000	301,000
Total related allowance	338,000	301,000
Average Recorded Investment	16,177,000	13,174,000
Interest Income Recognized	382,000	389,000
Real estate mortgage [Member] | Residential - Multifamily [Member]
Recorded Investment [Abstract]
With no related allowance recorded	99,000	2,838,000
With an allowance recorded	370,000	377,000
Total recorded investment	469,000	3,215,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	306,000	2,838,000
With an allowance recorded	370,000	377,000
Total unpaid principal balance	676,000	3,215,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	6,000	6,000
Total related allowance	6,000	6,000
Average Recorded Investment	1,359,000	3,526,000
Interest Income Recognized	83,000	216,000
Consumer [Member]
Recorded Investment [Abstract]
With no related allowance recorded	65,000	188,000
With an allowance recorded	49,000	0
Total recorded investment	114,000	188,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	65,000	188,000
With an allowance recorded	49,000	0
Total unpaid principal balance	114,000	188,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	23,000	0
Total related allowance	23,000	0
Average Recorded Investment	115,000	189,000
Interest Income Recognized	$ 3,000	$ 2,000